Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are maintained on an accrual basis.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments held by the Plan are carried at fair value. The Plan’s common stock and mutual fund investment valuations, as determined by the Trustee, are based on published market quotations.
The fully benefit-responsive investment contract, the New York Life Insurance Anchor Account, is stated at contract value.
At December 31, 2025 and 2024, there were 15 collective trust funds, which are valued at the fair value reported by the fund manager based on the underlying investments within each fund and are expressed in units representing the net asset value of each fund.
Securities transactions are recorded on a trade date basis. Dividend income is recorded upon receipt and Interest income is recorded as earned.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued interest. Delinquent notes receivable from participants are recorded as distributions based on the terms of the Plan document.
Benefit Payments	Benefit Payments Distributions to Plan participants are recorded when paid.
Contributions
Contributions
Employer and participant contributions are recorded by the Plan when received or determined to be receivable. Participant contributions are deposited with the Plan by the Employers through payroll reductions.

Administrative Expenses
Administrative Expenses and Revenue Sharing
Administrative expenses of the Plan related to Trustee, recordkeeping, legal and audit fees are paid primarily by the Plan, which are then allocated to the participants based on their account balances. Administrative expenses are also paid by participants through the Plan including Knife River common stock commissions, loan fees and terminated participant account fees.
Revenue Sharing
Fees or commissions associated with each of the investment options other than Knife River common stock are paid primarily by participants as a deduction from the amount invested or an offset to investment earnings, which are offset in part by revenue sharing agreements with certain providers. For the year ended December 31, 2025, fees and commissions paid were approximately $2.9 million and revenue sharing earned was approximately $125,000.

Risks and Uncertainties
Risks and Uncertainties
Investments, in general, are subject to various risks, including credit, interest rate and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is likely that changes in values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.

Subsequent Events
Subsequent Events
The Plan has evaluated the impact of events occurring after December 31, 2025, up to the date of issuance of these financial statements on June 17, 2026, that would require recognition or disclosure in the financial statements.